CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES
Operating result		€ (22,932)	€ (21,416)	€ (15,605)
Adjustments for non-cash items
Amortization of intangible assets		10	11	5
Depreciation of property, plant and equipment		425	323	191
Loss on disposal of fixed assets		11
Provisions for employee benefits		24	1
Expense recognized in respect of share‑based payments		4,268	2,849	2,270
Adjustments for non-cash items		(18,195)	(18,232)	(13,139)
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables		(122)	(614)	(651)
(Increase)/decrease in other current assets		(1,093)	(2,641)	(362)
Increase/(decrease) in trade and other payables		3,094	7,648	(434)
Increase/(decrease) in deferred revenue		(20,136)	26,065	689
Increase)/decrease in other non‑current assets		(94)	(1,627)
NET CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES		(36,546)	10,599	(13,897)
CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES
Purchase of intangible assets		(6)	(21)	(5)
Purchase of property, plant and equipment		(345)	(840)	(274)
(Increase)/decrease in current financial assets		(162,076)	(18)	16,979
Interest received		375	73	112
NET CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES		(162,052)	(806)	16,812
CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES
Proceeds from issue of shares	[1]	305,365	44,621	238
NET CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES		305,365	44,621	238
NET INCREASE (DECREASE) IN CASH & CASH EQUIVALENTS		106,767	54,414	3,153
Cash and cash equivalents at the beginning of the period		89,897	35,514	32,180
Exchange gains/(losses) on cash & cash equivalents		(5,797)	(31)	181
Cash and cash equivalents at the end of the period		€ 190,867	€ 89,897	€ 35,514

[1]	The gross cash flow from the issue of shares amounts to €308.7 million. The Company paid €3.4 million with respect to issuance costs.